Business and Asset Acquisitions - Schedule of Consideration Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Current	$ 3,127	$ 10,293	$ 2,556
Long-Term	16,225	16,426	9,020
TAV Gaming
Business Acquisition [Line Items]
Current	491	490	194
Long-Term	3,470	3,497	1,232
Abraham
Business Acquisition [Line Items]
Current	26	55	207
Long-Term	0	0	0
Fair Share Gaming
Business Acquisition [Line Items]
Current	1,177	1,057	1,027
Long-Term	370	899	0
Family Amusement
Business Acquisition [Line Items]
Current	394	293	357
Long-Term	2,835	2,815	3,011
Skyhigh
Business Acquisition [Line Items]
Current	647	763	550
Long-Term	4,158	3,948	3,971
G3
Business Acquisition [Line Items]
Current	312	2,952	221
Long-Term	127	154	806
Grand River
Business Acquisition [Line Items]
Current	0	2,304	0
Long-Term	5,265	5,113	0
IGS
Business Acquisition [Line Items]
Current	80	2,379	0
Long-Term	$ 0	$ 0	$ 0